Revenue - Summary of changes in current and non-current deferred revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current and non-current deferred income at beginning of period	€ 51,371
Current and non-current deferred income at end of period	38,946	€ 51,371
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current and non-current deferred income at beginning of period	50,930	64,739
Addition of milestones achieved	3,922	5,096
Revenue recognized	(15,906)	(18,905)
Current and non-current deferred income at end of period	€ 38,946	€ 50,930